Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 201,825	$ 181,073
Foreign exchange movement	209	(5,728)
Accumulated amortization	(135,430)	(116,196)
Foreign exchange movement	65	3,017
Net book value	66,460	67,894
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	144,101	132,192
Technology asset
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	11,169	11,169
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	39,224	36,318
Trade names/ brands
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	2,766	2,766
Volunteer list
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	1,325	1,325
Non-compete arrangements
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	489	489
Patient database
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 2,542	$ 2,542